UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Massachusetts Tax-Exempt Fund Investor Shares - VMATX

Vanguard Massachusetts Tax-Exempt Fund

Investor Shares (VMATX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg MA Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  In the municipal bond market, strong fundamentals, including historically high reserve balances and consistent tax revenues, drove returns.

  Security selection, particularly in general obligation bonds, school districts, and hospitals, helped the Fund beat its benchmark. An above-benchmark level of interest rate sensitivity and an above-benchmark allocation to lower-rated bonds also contributed.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg MA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,137	$10,112	$10,123
2015	$10,094	$10,069	$10,071
2015	$10,212	$10,166	$10,155
2015	$10,377	$10,314	$10,310
2016	$10,586	$10,524	$10,523
2016	$10,771	$10,649	$10,662
2016	$10,975	$10,833	$10,853
2016	$10,307	$10,230	$10,287
2017	$10,555	$10,503	$10,549
2017	$10,856	$10,775	$10,818
2017	$10,997	$10,893	$10,949
2017	$10,944	$10,783	$10,862
2018	$10,850	$10,715	$10,813
2018	$10,995	$10,835	$10,938
2018	$11,018	$10,894	$11,003
2018	$10,978	$10,880	$10,984
2019	$11,274	$11,151	$11,260
2019	$11,753	$11,509	$11,639
2019	$12,126	$11,824	$11,962
2019	$12,066	$11,784	$11,917
2020	$12,543	$12,162	$12,325
2020	$12,340	$12,118	$12,102
2020	$12,593	$12,250	$12,349
2020	$12,794	$12,388	$12,500
2021	$12,729	$12,277	$12,455
2021	$13,028	$12,479	$12,675
2021	$13,089	$12,563	$12,768
2021	$13,117	$12,536	$12,747
2022	$12,686	$12,161	$12,373
2022	$11,994	$11,621	$11,814
2022	$11,753	$11,494	$11,666
2022	$11,768	$11,480	$11,645
2023	$11,822	$11,552	$11,743
2023	$11,973	$11,670	$11,872
2023	$11,946	$11,627	$11,865
2023	$12,217	$11,874	$12,144
2024	$12,538	$12,104	$12,379
2024	$12,385	$11,894	$12,189
2024	$12,818	$12,302	$12,587
2024	$13,003	$12,449	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.43%	1.51%	2.66%
Bloomberg MA Municipal Bond Index	4.84%	1.10%	2.21%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	7.0%
1 to 3 Years	2.4%
3 to 5 Years	4.1%
5 to 10 Years	9.1%
10 to 20 Years	34.8%
20 to 30 Years	35.7%
Greater than 30 Years	5.6%
Other Assets and Liabilities—Net	1.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$2,919
Number of Portfolio Holdings	897
Portfolio Turnover Rate	92%
Total Investment Advisory Fees (in thousands)	$286

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR168

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$32,000	$29,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$29,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard Massachusetts Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.6%)
Massachusetts (96.6%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	113
	Acton & Boxborough MA Regional School District GO	2.250%	3/1/50	1,250	868
	Andover MA GO	2.000%	9/15/34	1,075	931
	Andover MA GO	2.000%	9/15/35	1,085	923
	Andover MA GO	2.000%	9/15/36	1,085	906
	Andover MA GO	2.000%	9/15/37	1,090	893
	Andover MA GO	2.000%	9/15/39	1,110	874
	Andover MA GO	2.000%	9/15/40	1,115	862
	Andover MA GO	2.000%	9/15/41	1,025	777
	Arlington MA GO	2.000%	9/15/40	2,790	2,150
	Arlington MA GO	2.000%	9/15/41	2,800	2,112
	Ashland MA GO	3.000%	8/1/47	3,180	2,729
	Ashland MA GO	2.250%	5/15/51	1,930	1,316
	Ashland MA GO	3.000%	8/1/52	2,890	2,355
	Athol MA BAN GO	4.500%	1/31/25	1,308	1,309
	Attleboro MA GO	2.625%	10/15/50	3,335	2,445
	Bedford MA GO	3.000%	9/15/30	1,200	1,200
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	470	495
	Boston MA GO	2.000%	11/1/36	2,250	1,878
	Boston MA GO	2.000%	11/1/37	2,205	1,805
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/41	3,000	2,697
	Braintree MA GO	1.750%	10/15/32	1,755	1,468
	Braintree MA GO	1.750%	10/15/33	1,600	1,306
	Braintree MA GO	1.750%	10/15/34	1,600	1,276
	Braintree MA GO	2.000%	10/15/36	2,160	1,763
	Braintree MA GO	3.000%	6/1/37	395	371
	Braintree MA GO	3.375%	6/1/37	120	118
	Braintree MA GO	4.000%	6/1/42	625	636
	Bristol County MA GO	4.000%	6/1/51	7,000	7,035
	Brockton MA BAN GO	4.250%	10/9/25	6,300	6,340
	Brockton MA GO	4.000%	8/1/47	4,470	4,503
	Brookline MA GO	3.000%	3/15/34	815	802
	Brookline MA GO	3.000%	3/15/35	3,800	3,721
	Brookline MA GO	2.000%	2/15/39	5,725	4,546
	Brookline MA GO	2.000%	2/15/40	6,645	5,168
	Brookline MA GO	2.000%	2/15/41	6,755	5,149
	Burlington MA GO	2.750%	1/15/41	600	514
	Burlington MA GO	2.750%	1/15/42	620	524
	Burlington MA GO	2.750%	1/15/43	635	529
	Burlington MA GO	2.750%	1/15/44	655	538
	Burlington MA GO	2.750%	1/15/46	1,360	1,091
	Burlington MA GO	2.750%	1/15/50	2,565	1,969
	Canton MA GO	2.500%	3/15/38	150	132
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	497
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,553
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,111
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	498
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,397
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,261
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	5,490	5,502
	Commonwealth of Massachusetts GO	5.000%	1/1/27	405	425
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,170	1,237
	Commonwealth of Massachusetts GO	5.000%	9/1/27	360	383
	Commonwealth of Massachusetts GO	5.000%	1/1/28	515	552
	Commonwealth of Massachusetts GO	5.000%	5/1/30	670	752
[1]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	187
	Commonwealth of Massachusetts GO	5.250%	1/1/33	1,340	1,465
	Commonwealth of Massachusetts GO	5.000%	1/1/34	1,840	1,954
	Commonwealth of Massachusetts GO	5.000%	1/1/34	685	805
	Commonwealth of Massachusetts GO	2.000%	3/1/34	3,670	3,195

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/34	1,000	1,180
Commonwealth of Massachusetts GO	2.000%	3/1/35	400	343
Commonwealth of Massachusetts GO	3.000%	3/1/35	1,215	1,170
Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,286
Commonwealth of Massachusetts GO	5.000%	5/1/35	5,000	5,879
Commonwealth of Massachusetts GO	3.000%	7/1/35	230	221
Commonwealth of Massachusetts GO	3.000%	9/1/35	13,000	12,553
Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,167
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,906
Commonwealth of Massachusetts GO	5.000%	5/1/36	3,000	3,514
Commonwealth of Massachusetts GO	5.000%	7/1/36	145	160
Commonwealth of Massachusetts GO	5.000%	8/1/36	7,800	9,158
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,410
Commonwealth of Massachusetts GO	5.000%	7/1/37	1,315	1,445
Commonwealth of Massachusetts GO	5.000%	8/1/37	8,650	10,114
Commonwealth of Massachusetts GO	5.000%	11/1/37	5,000	5,821
Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,272
Commonwealth of Massachusetts GO	5.000%	7/1/38	4,500	4,933
Commonwealth of Massachusetts GO	5.000%	8/1/38	10,000	11,645
Commonwealth of Massachusetts GO	5.000%	9/1/38	1,500	1,599
Commonwealth of Massachusetts GO	3.000%	11/1/38	750	696
Commonwealth of Massachusetts GO	5.000%	11/1/38	1,000	1,160
Commonwealth of Massachusetts GO	5.000%	1/1/39	2,520	2,689
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	120
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	654
Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,636
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,308
Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,413
Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,834
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	217
Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	18,157
Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,491
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	220
Commonwealth of Massachusetts GO	3.000%	4/1/41	9,070	8,143
Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,797
Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,132
Commonwealth of Massachusetts GO	3.000%	11/1/41	9,200	8,218
Commonwealth of Massachusetts GO	5.000%	1/1/42	5,550	6,240
Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,610
Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,708
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,572
Commonwealth of Massachusetts GO	3.000%	11/1/42	300	265
Commonwealth of Massachusetts GO	5.000%	11/1/42	3,705	3,858
Commonwealth of Massachusetts GO	5.000%	1/1/43	11,250	11,722
Commonwealth of Massachusetts GO	2.500%	3/1/43	750	601
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,748
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,774
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,359
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,280	3,677
Commonwealth of Massachusetts GO	5.250%	9/1/43	32,890	35,000
Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,364
Commonwealth of Massachusetts GO	5.000%	5/1/44	2,000	2,120
Commonwealth of Massachusetts GO	5.000%	1/1/45	4,365	4,538
Commonwealth of Massachusetts GO	5.000%	5/1/45	9,335	9,871
Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,593
Commonwealth of Massachusetts GO	5.000%	11/1/45	8,365	8,992
Commonwealth of Massachusetts GO	5.000%	1/1/46	4,950	5,141
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,240	2,363
Commonwealth of Massachusetts GO	3.000%	9/1/46	1,515	1,282
Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,567
Commonwealth of Massachusetts GO	3.000%	3/1/47	10,120	8,459
Commonwealth of Massachusetts GO	3.000%	4/1/47	3,500	2,925
Commonwealth of Massachusetts GO	5.250%	4/1/47	35,960	37,303
Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,900
Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,213
Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	1,058
Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,631
Commonwealth of Massachusetts GO	5.000%	9/1/48	1,355	1,414
Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,865
Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	5,108

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,902
	Commonwealth of Massachusetts GO	5.000%	11/1/49	7,180	7,787
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,260	8,738
	Commonwealth of Massachusetts GO	2.000%	4/1/50	5,780	3,733
	Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	16,406
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,144
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,700	4,402
	Commonwealth of Massachusetts GO	5.000%	10/1/52	4,945	5,341
	Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	16,365
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,143
	Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,555
	Commonwealth of Massachusetts GO	5.000%	5/1/53	7,620	8,274
	Commonwealth of Massachusetts GO	5.000%	1/1/54	12,035	13,116
	Commonwealth of Massachusetts GO	5.000%	5/1/54	8,925	9,751
	Commonwealth of Massachusetts GO	5.000%	8/1/54	4,240	4,641
[2,3]	Commonwealth of Massachusetts Special Obligation Revenue Hotel Occupancy Tax Revenue	5.500%	1/1/34	12,115	14,034
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/27	2,260	2,391
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/28	1,700	1,837
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/29	1,600	1,763
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,925	2,193
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/33	2,625	3,062
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,200	3,768
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	4,129
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/40	11,235	12,333
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	3,000	3,282
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,875	7,499
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	722
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/42	5,000	5,187
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/43	4,055	4,303
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/48	2,485	2,586
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	43,020	45,287
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/41	6,125	6,450
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	2,355	2,648
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	17,740	18,952
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/51	2,800	3,079
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	4,140	4,465
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	27,455	29,851
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	9,950	10,886
	Dedham MA GO	3.000%	6/1/35	880	860
	Dedham MA GO	3.000%	6/1/36	880	847
	Dennis & Yarmouth Regional School District GO	2.125%	10/1/43	1,105	809
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,593
	Easthampton MA GO	3.000%	6/1/37	1,190	1,120
	Easthampton MA GO	3.000%	6/1/38	2,200	2,053
	Easthampton MA GO	3.000%	6/1/39	70	64
[4]	Easton MA GO	5.000%	6/1/37	245	275
	Easton MA GO	2.000%	10/15/37	265	213
[4]	Easton MA GO	5.000%	6/1/38	830	923
	Easton MA GO	2.125%	10/15/38	1,155	925
[4]	Easton MA GO	5.000%	6/1/39	1,015	1,123
	Easton MA GO	2.250%	10/15/40	810	637
[4]	Easton MA GO	4.000%	6/1/41	1,090	1,113
	Easton MA GO	2.250%	10/15/41	615	475
	Easton MA GO	2.500%	10/15/46	2,390	1,789
	Easton MA GO	4.000%	10/15/54	1,110	1,114
	Fall River MA GO	3.000%	12/1/36	2,265	2,138
	Fall River MA GO	3.000%	12/1/37	2,335	2,180
	Fall River MA GO	2.500%	12/1/39	100	84
	Fall River MA GO	2.000%	12/1/40	155	116
	Fall River MA GO	2.000%	12/1/43	105	74
	Foxborough MA GO	3.000%	5/15/41	1,590	1,432
	Framingham MA GO	3.000%	12/15/35	900	857
	Framingham MA GO	2.000%	12/15/39	1,215	929
	Framingham MA GO	2.000%	12/15/40	1,235	925
	Framingham MA GO	2.000%	12/15/41	1,245	913
[4]	Gardner MA GO	2.000%	8/1/39	1,230	943

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Gardner MA GO	2.125%	8/1/46	1,160	799
	Gardner MA GO	4.125%	1/15/48	2,930	2,936
	Gloucester MA GO	2.000%	9/15/40	855	644
	Gloucester MA GO	2.125%	9/15/42	885	654
	Gloucester MA GO	2.125%	9/15/43	655	476
	Hingham MA GO	2.000%	2/15/40	4,000	3,115
	Lawrence MA GO	2.250%	2/1/38	1,755	1,469
	Lawrence MA GO	3.000%	2/1/49	3,790	3,079
	Lawrence MA GO	4.125%	6/1/51	2,165	2,177
	Lawrence MA GO	4.125%	6/1/52	2,175	2,184
	Leominster MA GO	3.000%	3/1/42	125	110
	Leominster MA GO	3.000%	3/1/52	4,000	3,191
	Lexington MA GO	3.125%	2/1/37	1,000	979
	Lexington MA GO	3.250%	2/1/38	1,410	1,382
	Lexington MA GO	3.625%	2/1/49	450	422
	Lincoln MA GO	3.125%	3/1/37	1,880	1,840
	Lincoln MA GO	3.250%	3/1/40	1,150	1,104
	Lincoln MA GO	3.500%	3/1/44	1,100	1,055
	Littleton MA GO	3.250%	6/15/38	205	200
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,218
	Lowell MA GO	3.000%	9/1/33	2,170	2,115
	Lowell MA GO	3.000%	9/1/36	2,100	1,987
	Lowell MA GO	3.000%	9/1/40	1,500	1,353
	Lowell MA GO	4.000%	9/1/40	2,155	2,216
	Lowell MA GO	3.000%	9/1/41	1,545	1,375
	Lowell MA GO	4.000%	9/1/41	2,365	2,423
	Lowell MA GO	2.125%	9/1/42	1,040	774
	Lowell MA GO	4.000%	9/1/42	1,160	1,182
	Lowell MA GO	2.125%	9/1/43	895	654
	Lowell MA GO	4.000%	9/1/43	1,365	1,388
	Lowell MA GO	4.000%	8/1/47	4,855	4,891
	Lowell MA GO	4.000%	9/1/48	5,295	5,347
	Ludlow MA GO	3.000%	2/1/49	250	203
	Lynn MA GO	4.000%	9/1/50	2,230	2,244
	Lynn MA GO	4.000%	9/1/51	2,170	2,187
	Lynn MA GO	4.000%	9/1/54	7,550	7,577
	Marblehead MA GO	3.000%	8/1/39	500	462
	Marlborough MA GO	2.000%	5/15/33	1,510	1,337
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,611
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	16,825	18,203
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	6,260
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	3,000	2,595
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	1,045	1,097
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,000	3,513
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,500	2,900
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,000	1,154
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,580	2,681
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,500	2,863
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,505	2,603
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	600	623
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,400
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,310	2,626
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,629
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,315	2,611
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,977
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	179
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/48	4,450	4,940
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	11,090	11,553
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	9,500	10,623
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	6,985	6,927
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,286
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/54	5,540	6,175
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,252
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,464
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/33	1,765	1,900
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,661
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,483
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	2,325	2,352

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,930
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	2,060	2,085
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/40	1,285	1,286
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	750	754
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	357
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	793
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,585
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,722
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,623
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,329
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,220	1,249
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,725	4,910
[1]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,503
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	330
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,699
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	218
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	763
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	513
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	455	463
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,552
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,321
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	791
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	972
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	5,000	5,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	128
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	315
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	150	155
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,638
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	760	774
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,410
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	820
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	715
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,470	2,514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,293
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,800	1,822
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,050	2,083
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,030
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	290	296
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	479
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,065	1,106
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	675	686
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,444

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	578
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	648
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	848
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	12,400	13,773
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,787
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	4,075	4,115
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,177
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	975	991
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	300	301
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,831
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	520
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	513
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,273
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	737
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	614
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,834
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	565
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	415
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	344
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	1,255	1,516
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	3,450	3,608
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,005	1,817
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	1,100	1,136
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	855
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,789
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,687
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	274
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	746
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,480	5,537
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,093
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,055	1,268
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	500	522
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,713
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	596
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,232
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	170	173
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,048
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	640
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	25,795	31,809
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,660	2,671
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,740	4,760
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,058
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,640	4,234
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	306
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,576
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,340	7,640
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	250	262
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,260	6,550
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,529
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	780	782
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	5,030
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,515	2,517
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	2,085	2,085
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,955	4,134
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	4,950	4,961
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	340	333
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	5,245	4,513
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	5,775	5,812
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	1,895	1,923
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	3,860	3,897
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/48	1,115	1,124
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,906
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	2,017
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	13,650	11,678
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,235
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,385	9,030
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	635	511
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	4,275	4,323
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	7,420	7,573
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	22,620	27,271

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	810	672
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,322
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,910
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	10,000	10,472
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	3,898
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	3,805	3,081
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	3,500	3,424
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,609
[6]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.450%	12/2/24	19,155	19,155
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.100%	12/2/24	3,700	3,700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	35	35
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	125	125
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	465
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,440	1,443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	575	579
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	497
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,385	3,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,390	2,437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,234
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	320	333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,476
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,065	1,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,355	1,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,394
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	831
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,250	2,347
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,050	1,096
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,665	2,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,525
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,474
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	150	163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	302
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	2,870	2,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,647
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	812

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,932
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	14,880	16,776
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	890	904
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	400	427
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,815	3,880
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,880	1,985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	710
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,440
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	955	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/33	25	25
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	685	703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	12,640	14,492
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,493
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,646
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	505	548
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	300	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,082
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	405	438
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,030	3,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,707
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	378
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	735	776
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	100	108
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,808
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	296
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,725	2,744
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	433
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	17,650	17,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	4,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,500	1,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,710	4,801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	6,690	6,852
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	1,851
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	970	919
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	525	538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,427
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,309

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,756
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	21,305	19,338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	10,690	10,699
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	12,485	10,394
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	2,087
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,150	3,242
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	15,865	16,367
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,150	6,433
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,410	2,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,679
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,080	7,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,450	1,318
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,390	2,447
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/54	1,000	999
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	8,765	8,759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,713
[6,7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.960%	12/5/24	5,310	5,310
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/2/24	19,400	19,400
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/2/24	22,030	22,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/25	7,745	7,780
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	482
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	306
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	331
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	303
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	770
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	924
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	763
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,486	1,057
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	950	909
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,450	3,170
[6]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	950	962
[6]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	5,265	5,438
[6]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	6,600	6,730
[6]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	3,200	3,239
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,235	1,254
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,000	1,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,360	6,378
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	8,750	8,770
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,759
[6,7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.010%	12/6/24	4,200	4,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	189
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	207
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	231
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	261
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	435	468
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	735	799
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,283
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,529
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,338
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,538
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,017
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	2,215	2,272
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,725
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,765
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/36	1,500	1,569
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/37	2,000	2,088
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/38	4,080	2,473
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	445	442
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	183
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	721
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,522

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.250%	7/1/54	3,950	3,940
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/29	1,000	1,005
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	502
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,703
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,520
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.450%	12/2/24	500	500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.600%	12/2/24	16,360	16,360
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/2/24	1,725	1,725
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/2/24	10,050	10,050
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	12/4/24	15,510	15,510
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/5/24	5,195	5,195
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.310%	12/2/24	7,375	7,375
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	21,645	21,741
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	620
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,180
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,648
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/28	2,915	2,921
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	4,690	4,701
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	21,525	21,966
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	5,325	5,339
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	826
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	267
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	559
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	554
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	566
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	639
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	960
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/35	690	572
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	586
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	662
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,200
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	605
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	659
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,752
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,909
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/39	880	882
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/39	350	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	389
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	6,287
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	2,000	2,017
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,356
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,931
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,543
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,647
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	851
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	750	758
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/44	500	506
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/44	1,315	1,342
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	3,650	2,757
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/46	355	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,345	3,293
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	643
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,975	1,978
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,554
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,635	2,187
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	872
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/49	625	634
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	9,075	9,334
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	1,000	1,022
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,775	2,876
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	520
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,228
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,870	1,842
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	4,520	4,449
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,021

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	660	665
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	10,705	10,488
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	756
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,533
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	14,990	15,860
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	5,235	5,394
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	6,484
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	4,392
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	12/1/54	750	758
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/54	7,885	8,051
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/54	2,750	2,819
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,422
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,890
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,738
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,997
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	8,340	6,864
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/59	1,205	1,218
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/59	2,800	2,872
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/63	2,350	1,570
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,577
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/64	11,320	11,612
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,546
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,708
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/67	1,570	1,592
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/67	2,400	2,494
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	4,000	4,000
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	911
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	617
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,021
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,014
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,000	6,372
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,272
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,837
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	6,595	7,230
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	8,965	9,503
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	129
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,723
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	33,675	35,322
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,825	3,054
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,648
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	760
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	888
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	691
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,420
[5]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,743
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	934
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	565
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	940
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,151
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	1,580	1,718
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	3,280	3,543
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.850%	12/5/24	3,350	3,350
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,205
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,367
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,137
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,269
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	237
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,328
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,734
	Massachusetts Water Resources Authority Water Revenue VRDO	2.750%	12/4/24	13,705	13,705
	Massachusetts Water Resources Authority Water Revenue VRDO	2.800%	12/4/24	3,000	3,000
	Medford MA GO	2.000%	8/15/41	250	186
	Middleborough MA GO	2.000%	10/1/39	1,450	1,120
	Middleborough MA GO	2.000%	10/1/40	1,450	1,097
	Middleborough MA GO	2.000%	10/1/41	1,450	1,075
	Middleborough MA GO	2.250%	10/1/45	5,800	4,171
	Middleborough MA GO	2.350%	10/1/49	5,050	3,498
	Middleton MA GO	2.000%	12/15/34	3,015	2,570
	Middleton MA GO	2.000%	12/15/35	3,015	2,520

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleton MA GO	2.000%	12/15/36	185	152
	Middleton MA GO	2.000%	12/15/38	1,520	1,198
	Middleton MA GO	2.125%	12/15/42	2,635	1,969
	Milford MA GO	2.000%	12/1/34	2,650	2,241
	Milford MA GO	2.000%	12/1/35	2,750	2,280
	Milford MA GO	2.000%	12/1/36	1,400	1,137
	Milford MA GO	2.000%	12/1/40	3,000	2,249
	Milford MA GO	2.250%	12/1/44	6,600	4,811
	Milford MA GO	2.125%	12/1/48	6,200	4,158
	Milford MA GO	2.500%	12/1/51	5,335	3,758
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	16
	Montague MA GO	2.375%	2/1/38	140	118
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,491
	Natick MA GO	2.125%	8/1/38	100	83
	New Bedford MA GO	2.000%	9/1/35	475	397
	New Bedford MA GO	3.000%	3/1/37	235	221
	New Bedford MA GO	4.000%	9/1/40	1,460	1,497
	New Bedford MA GO	4.000%	9/1/41	1,520	1,553
	New Bedford MA GO	4.000%	9/1/42	1,565	1,591
	New Bedford MA GO	2.250%	9/1/43	825	620
	New Bedford MA GO	3.250%	3/1/44	885	798
	New Bedford MA GO	4.000%	4/1/48	4,820	4,860
	New Bedford MA GO	4.000%	9/1/52	2,500	2,508
	New Bedford MA GO	4.000%	4/1/53	3,955	3,968
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	951
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	981
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,019
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,054
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,088
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,126
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,167
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,204
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,205
	Norwood MA GO	3.000%	3/15/42	595	524
	Norwood MA GO	4.000%	9/15/42	4,285	4,354
	Norwood MA GO	4.000%	9/15/47	7,000	7,044
	Orange MA GO	3.000%	6/1/36	400	379
	Orange MA GO	3.000%	6/1/51	2,795	2,244
	Peabody MA GO	3.500%	7/1/37	115	115
	Plymouth MA GO	2.000%	5/1/34	1,000	862
	Quincy MA GO	3.000%	7/1/34	200	194
	Quincy MA GO	2.000%	7/1/37	170	137
	Quincy MA GO	2.000%	1/15/46	3,000	2,004
	Quincy MA GO	2.000%	6/1/46	5,155	3,457
	Quincy MA GO	5.000%	6/1/47	7,000	8,400
	Revere MA GO	2.125%	9/1/41	1,860	1,413
	Revere MA GO	2.250%	9/1/43	2,000	1,500
	Rockland MA GO	2.200%	8/1/50	1,840	1,210
	Rowley MA GO	3.500%	7/15/43	1,625	1,548
	Salem MA GO	3.000%	9/15/36	605	572
	Salisbury MA GO	2.000%	8/1/28	400	377
	Saugus MA GO	3.000%	9/15/36	1,500	1,429
	Sharon MA GO	3.125%	2/15/37	155	151
	Somerville MA GO	2.125%	10/15/39	2,670	2,118
	Somerville MA GO	2.000%	6/1/40	1,755	1,357
	Somerville MA GO	2.125%	10/15/40	4,875	3,795
	Somerville MA GO	2.125%	10/15/41	4,980	3,804
	Southbridge MA GO	2.000%	5/15/32	335	296
	Springfield MA GO	2.000%	9/1/34	1,290	1,097
	Springfield MA GO	4.000%	3/1/40	1,400	1,433
	Springfield MA GO	4.000%	3/1/41	2,080	2,122
	Springfield MA GO	4.000%	3/1/42	1,155	1,173
[4]	Springfield MA GO	3.500%	3/1/47	210	191
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	336
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	361
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	412
	Stoneham MA GO	2.000%	1/15/34	4,000	3,465
	Stoneham MA GO	2.000%	1/15/35	4,080	3,478
	Stoneham MA GO	2.000%	1/15/36	4,000	3,349
	Stoneham MA GO	2.125%	1/15/37	4,245	3,545

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stoneham MA GO	2.500%	1/15/52	1,960	1,396
	Stoughton MA GO	3.000%	10/15/37	3,635	3,427
	Swampscott MA GO	3.000%	3/1/52	2,500	2,006
	Taunton MA GO	4.000%	3/1/54	1,865	1,866
	Tyngsborough MA GO	3.000%	10/15/41	1,710	1,558
	Tyngsborough MA GO	3.000%	10/15/43	1,815	1,607
	Tyngsborough MA GO	4.000%	10/15/54	6,415	6,420
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,674
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,075
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	19,355	20,427
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,295	31,785
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,958
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	21,880	23,234
[6]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	3.320%	12/2/24	1,400	1,400
	Upton MA GO	2.250%	8/15/46	150	108
	Wakefield MA GO	4.000%	9/15/54	10,485	10,508
	Walpole MA GO	3.000%	10/15/38	1,800	1,682
	Waltham MA GO	2.125%	10/15/38	745	604
	Waltham MA GO	3.000%	8/15/42	1,410	1,266
	Waltham MA GO	3.000%	8/15/43	1,460	1,295
	Waltham MA GO	3.000%	8/15/44	1,500	1,315
	Waltham MA GO	3.000%	8/15/45	1,530	1,328
	Watertown MA GO	3.375%	4/15/42	100	96
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	355
	West Springfield MA GO	2.000%	5/15/37	840	677
	West Springfield MA GO	2.000%	5/15/38	840	665
	West Springfield MA GO	2.000%	5/15/39	835	646
	West Springfield MA GO	2.000%	5/15/40	835	632
	West Springfield MA GO	2.000%	5/15/41	835	620
	West Springfield MA GO	2.125%	5/15/42	705	524
	West Springfield MA GO	2.125%	5/15/43	705	515
	West Springfield MA GO	2.250%	5/15/46	2,115	1,506
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/25/25	15,513	15,565
	Weymouth MA GO	3.000%	9/15/37	140	131
	Weymouth MA GO	2.000%	9/15/40	505	379
	Weymouth MA GO	2.000%	8/15/41	2,370	1,736
	Weymouth MA GO	2.000%	9/15/45	2,355	1,605
	Weymouth MA GO	2.250%	9/15/50	5,000	3,336
	Worcester MA GO	2.000%	2/15/32	2,025	1,800
	Worcester MA GO	3.000%	2/1/33	2,155	2,118
	Worcester MA GO	2.000%	2/15/33	1,620	1,415
	Worcester MA GO	2.000%	2/15/34	1,715	1,472
[4]	Worcester MA GO	4.000%	2/1/35	4,325	4,530
[4]	Worcester MA GO	5.000%	2/15/37	2,000	2,223
	Worcester MA GO	2.250%	2/1/40	100	79
[4]	Worcester MA GO	4.000%	2/15/40	2,410	2,476
[4]	Worcester MA GO	2.000%	2/15/43	300	212
[4]	Worcester MA GO	2.500%	2/1/44	4,550	3,534
[4]	Worcester MA GO	2.000%	2/15/44	1,940	1,343
	Worcester MA GO	2.000%	2/1/48	3,140	2,094
	Worcester MA GO	2.000%	2/1/49	3,200	2,099
	Worcester MA GO	2.125%	2/1/50	3,325	2,218
					2,819,610
Puerto Rico (2.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,602	5,861
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,875
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,952
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	5,862	4,055
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,104	3,091
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	3,448	3,408
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	1,000	981
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	420	404
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	82
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	531
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	6,450	6,881
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,450	3,328
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	290	280

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,365	2,282
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	402	338
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,600
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	579
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,000	3,993
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	635	635
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,848	1,851
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	12,185	12,234
					59,765
Total Tax-Exempt Municipal Bonds (Cost $2,898,272)					2,879,375
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	3,071	1,896
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,128	720
Total Taxable Municipal Bonds (Cost $2,592)					2,616
Total Investments (98.7%) (Cost $2,900,864)					2,881,991
Other Assets and Liabilities—Net (1.3%)					36,534
Net Assets (100%)					2,918,525
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $107,503,000, representing 3.7% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
10	Securities with a value of $365,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	214	44,107	90

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,900,864)	2,881,991
Investment in Vanguard	79
Cash	3,420
Receivables for Investment Securities Sold	19,874
Receivables for Accrued Income	38,234
Receivables for Capital Shares Issued	927
Variation Margin Receivable—Futures Contracts	30
Other Assets	24
Total Assets	2,944,579
Liabilities
Payables for Investment Securities Purchased	20,407
Payables for Capital Shares Redeemed	3,755
Payables for Distributions	1,737
Payables to Vanguard	155
Total Liabilities	26,054
Net Assets	2,918,525
At November 30, 2024, net assets consisted of:

Paid-in Capital	3,018,732
Total Distributable Earnings (Loss)	(100,207)
Net Assets	2,918,525

Net Assets
Applicable to 283,663,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,918,525
Net Asset Value Per Share	$10.29

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	98,842
Total Income	98,842
Expenses
The Vanguard Group—Note B
Investment Advisory Services	286
Management and Administrative	2,967
Marketing and Distribution	191
Custodian Fees	26
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	46
Trustees’ Fees and Expenses	2
Other Expenses	39
Total Expenses	3,589
Expenses Paid Indirectly	(26)
Net Expenses	3,563
Net Investment Income	95,279
Realized Net Gain (Loss)
Investment Securities Sold	(12,490)
Futures Contracts	(754)
Realized Net Gain (Loss)	(13,244)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	86,841
Futures Contracts	94
Change in Unrealized Appreciation (Depreciation)	86,935
Net Increase (Decrease) in Net Assets Resulting from Operations	168,970

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,279	75,782
Realized Net Gain (Loss)	(13,244)	(41,786)
Change in Unrealized Appreciation (Depreciation)	86,935	55,634
Net Increase (Decrease) in Net Assets Resulting from Operations	168,970	89,630
Distributions
Total Distributions	(92,677)	(74,623)
Capital Share Transactions
Issued	751,291	892,128
Issued in Lieu of Cash Distributions	73,185	57,749
Redeemed	(498,805)	(756,986)
Net Increase (Decrease) from Capital Share Transactions	325,671	192,891
Total Increase (Decrease)	401,964	207,898
Net Assets
Beginning of Period	2,516,561	2,308,663
End of Period	2,918,525	2,516,561

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.00	$9.94	$11.41	$11.47	$11.16
Investment Operations
Net Investment Income[1]	.354	.316	.263	.259	.286
Net Realized and Unrealized Gain (Loss) on Investments	.280	.056	(1.427)	.026	.374
Total from Investment Operations	.634	.372	(1.164)	.285	.660
Distributions
Dividends from Net Investment Income	(.344)	(.312)	(.261)	(.259)	(.285)
Distributions from Realized Capital Gains	—	—	(.045)	(.086)	(.065)
Total Distributions	(.344)	(.312)	(.306)	(.345)	(.350)
Net Asset Value, End of Period	$10.29	$10.00	$9.94	$11.41	$11.47
Total Return[2]	6.43%	3.82%	-10.28%	2.53%	6.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,919	$2,517	$2,309	$2,776	$2,494
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.19%	2.54%	2.27%	2.55%
Portfolio Turnover Rate	92%	77%	80%	37%	27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Massachusetts Tax-Exempt Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $26,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,879,375	—	2,879,375
Taxable Municipal Bonds	—	2,616	—	2,616
Total	—	2,881,991	—	2,881,991
Derivative Financial Instruments
Assets
Futures Contracts[1]	90	—	—	90
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,508
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(15,710)
Capital Loss Carryforwards	(84,328)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,677)
Total	(100,207)

Massachusetts Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	92,677	74,623
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	92,677	74,623
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,897,701
Gross Unrealized Appreciation	50,961
Gross Unrealized Depreciation	(66,671)
Net Unrealized Appreciation (Depreciation)	(15,710)
F.	During the year ended November 30, 2024, the fund purchased $2,839,510,000 of investment securities and sold $2,492,335,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $214,394,000 and sales were $294,175,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2024 Shares (000)	2023 Shares (000)
Issued	73,872	91,017
Issued in Lieu of Cash Distributions	7,195	5,836
Redeemed	(49,077)	(77,398)
Net Increase (Decrease) in Shares Outstanding	31,990	19,455
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q1680 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS Tax-Exempt FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS Tax-Exempt FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD MASSACHUSETTS Tax-Exempt FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.